Other gains, net - Summary of Other (losses)/gains, net (Parenthetical) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Gains Losses [Abstract]
Sharing of ADS service fee	¥ 110	¥ 95	¥ 35